Investments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	R$ 37,037	R$ 37,441
Non-current assets	64,538	54,300
Total assets	101,575	91,741
Current liabilities	28,272	24,494
Non-current liabilities	77,581	63,968
Shareholders' equity	(4,278)	3,279	R$ 6,108	R$ 6,205
Total liabilities and shareholders' equity	101,575	91,741
Net revenue	77,411	70,569	96,519
Loss for the year	5,997	3,021	11,358
Net cash generated (used) from operating activities	2,435	(2,272)	8,952
Net cash (used) in investing activities	(3,485)	(4,525)	(4,947)
Net cash generated (used) in financing activities	469	8,873	225
Exchange variation on cash and cash equivalents	1,380	(355)	(444)
Increase (decrease) in cash and cash equivalents	799	1,721	3,786
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,630	3,525
Non-current assets	19,605	16,477
Total assets	23,235	20,002
Current liabilities	2,966	2,138
Non-current liabilities	19,772	22,276
Total liabilities	22,738	24,414
Shareholders' equity	497	(4,412)
Total liabilities and shareholders' equity	23,235	20,002
Net revenue	5,247	4,455	5,953
Loss for the year	(3,288)	(1,361)	(1,527)
Net cash generated (used) from operating activities	1,396	(863)	1,349
Net cash (used) in investing activities	(1,878)	(791)	(695)
Net cash generated (used) in financing activities	554	927	(220)
Exchange variation on cash and cash equivalents	86	105	(23)
Increase (decrease) in cash and cash equivalents	R$ 158	R$ (622)	R$ 411